Summary of significant accounting policies - Net Income (loss) Per Ordinary Share (Details) - Cik 0001821171_qell Acquisition Corp Member - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Numerator: Net income (loss) minus net income allocable to Class A ordinary shares
Net income (loss)	$ (401,743)	$ 23,591,447	$ 23,189,704
Class A ordinary shares
Numerator:
Income from investments held in Trust Account	13,570		76,558
Less: Company's portion available to be withdrawn to pay taxes	0		0
Net income (loss) attributable to ordinary shares	$ 13,570		$ 76,558
Denominator:
Basic and diluted weighted average shares outstanding	37,950,000		37,950,000
Basic and diluted net income (loss) per share	$ 0.00		$ 0.00
Numerator: Net income (loss) minus net income allocable to Class A ordinary shares
Net income (loss) attributable to ordinary shares	$ 13,570		$ 76,558
Class B ordinary shares
Numerator:
Net income (loss) attributable to ordinary shares	$ (415,313)		$ 23,113,146
Denominator:
Basic and diluted weighted average shares outstanding	9,487,500		9,487,500
Basic and diluted net income (loss) per share	$ (0.04)		$ 2.44
Numerator: Net income (loss) minus net income allocable to Class A ordinary shares
Net income (loss)	$ (401,743)		$ 23,189,704
Net income allocable to Class A ordinary shares	(13,570)		(76,558)
Net income (loss) attributable to ordinary shares	$ (415,313)		$ 23,113,146